Brumadinho dam failure (Tables)	6 Months Ended
Jun. 30, 2026
Brumadinho Dam Failure
Schedule of effects in income statements

	Three-month period ended June 30,		Six-month period ended June 30,
	2026	2025	2026	2025
Integral Reparation Agreement	10	(5)	(1)	(30)
Other obligations	(5)	15	–	79
Incurred expenses	150	84	336	156
Insurance	(1)	–	(113)	(5)
Expenses related to Brumadinho event	154	94	222	200

Schedule of changes in provisions to meet its assumed obligations, including de-characterization of the dams

	December 31, 2025	Changes in estimates	Monetary and present value adjustments	Disbursements	Translation adjustment	June 30, 2026
Integral Reparation Agreement
Payment obligations	189	–	12	(111)	16	106
Provision for socio-economic reparation and others	317	2	23	(65)	19	296
Provision for social and environmental reparation	515	(3)	32	(55)	33	522
	1,021	(1)	67	(231)	68	924
Other obligations
Tailings containment, geotechnical safety and environmental reparation	542	(1)	29	(71)	34	533
Individual indemnification	75	2	5	(22)	4	64
Other	273	(1)	10	(46)	17	253
	890	–	44	(139)	55	850
Liability	1,911	(1)	111	(370)	123	1,774